RELATED PARTY TRANSACTIONS AND BALANCES - Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Interest expense	$ 227	¥ 1,579	¥ 824
Repayment of related party loan	(22)	(150)	(350)
Short-term Debt	5,540		25,961	¥ 38,568
Anpac Beijing
Related Party Transaction [Line Items]
Revenue rendered		3	231
Anpac Beijing | Consulting service
Related Party Transaction [Line Items]
Related party expense	316	2,199	700
Anpai
Related Party Transaction [Line Items]
Revenue rendered	88	616	298
CRS
Related Party Transaction [Line Items]
Loan from related party	173	1,202	1,431
Repayment of loan	(181)	(1,262)	(1,144)
Jiaxing Zhijun | Advance
Related Party Transaction [Line Items]
Related party transaction			25,000
Jiaxing Zhijun | Purchase ordinary shares with the advance
Related Party Transaction [Line Items]
Related party transaction	3,591	25,000
Zhijun
Related Party Transaction [Line Items]
Interest expense	227	1,579	824
Zhijun | Convertible loan
Related Party Transaction [Line Items]
Related party transaction			16,445
Shanghai Yulin
Related Party Transaction [Line Items]
Loan to related party	(414)	(2,885)
Repayment of loan to related party	413	2,872
Jiangsu Anpac
Related Party Transaction [Line Items]
Revenue rendered	9	64	110
Repayment of related party loan	(22)	¥ (150)	(350)
Short-term bank and other borrowings
Related Party Transaction [Line Items]
Short-term Debt	$ 2,011		¥ 8,000	14,000
Short-term bank and other borrowings | Borrowings At Interest Rate Of 11% [Member]
Related Party Transaction [Line Items]
Short-term Debt				8,000
Short-term bank and other borrowings | Borrowings At Interest Rate Of 4.35% [Member]
Related Party Transaction [Line Items]
Short-term Debt				¥ 6,000